First Trust Low Duration Opportunities ETF Expense Example, No Redemption - First Trust Low Duration Opportunities ETF - First Trust Low Duration Opportunities ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 822